Benefit Plans - Summary of Reconciliation of Net Pension Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 1,597
Pension expenses recognized in the consolidated statements of operations	4,351	$ 3,546	$ 2,413
Amounts recognized in the consolidated statements of other comprehensive income (loss)	(5,114)	(1,753)	(3,162)
Ending balance	5,365	1,597
Net Pension Liability
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,597	903
Pension expenses recognized in the consolidated statements of operations	4,351	3,546
Amounts recognized in the consolidated statements of other comprehensive income (loss)	5,114	1,753
Contributions by employer	(5,989)	(4,557)
Translation differences	292	(48)
Ending balance	$ 5,365	$ 1,597	$ 903